Inventories - Schedule of Inventories Provision for Obsolescence (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [abstract]
Beginning balance	$ (95.6)	$ (170.7)	$ (153.2)
Additions	(42.2)	(50.3)	(59.8)
Disposals	23.9	29.8	41.5
Reversal	1.7
Foreign exchange loss	(3.4)	0.9	0.8
Assets held for sale	(94.7)	94.7
Ending balance	$ (210.3)	$ (95.6)	$ (170.7)